Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other payables

(in thousands of USD)	December 31, 2018	December 31, 2017
Advances received on contracts in progress, between 1 and 5 years	402	539
Derivatives	1,049	—
Total non-current other payables	1,451	539
Trade payables	16,266	19,274
Accrued expenses	42,524	22,518
Accrued payroll	5,595	3,596
Dividends payable	146	160
Accrued interest	10,833	1,762
Deferred income	7,754	10,020
Other payables	4,107	4,025
Total current trade and other payables	87,225	61,355